Accounts Receivable, net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
7.	Accounts Receivable, net

	As of December 31,
	2011	2010

Accounts receivables	$119,010,218	$68,891,244
Less : allowance for doubtful accounts	(604,217)	(226,936)

	$118,406,001	$68,664,308

An analysis of the allowance for doubtful accounts for the years ended December 31, 2011 and 2010 is as follows:

	As of December 31,
	2011	2010

Balance at beginning of year	$226,936	$144,397
Allowance for doubtful accounts	367,989	78,068
Translation adjustment	9,292	4,471

Balance at end of year	$604,217	$226,936

No accounts receivable were pledged as collateral under any loan agreements as of December 31, 2011.